1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	1 Months Ended
Aug. 15, 2014
Accounting Policies [Abstract]
Net Deferred Taxes
August 15, 2014

Deferred tax liability	$—
Deferred tax asset
Net Operating Loss Carryforward	31,438
Valuation Allowance	(31,438)
Net deferred tax asset	—
Net deferred tax liability	—
$—

Components of Income Tax Expense
2014
Federal
Current	$—
Deferred	—
$—
State and Local
Current	$—
Deferred	—
$—

Income Tax Rate Reconciliation
August 15, 2014

Statutory rate applied to earnings before income taxes:	$(28,405)
Increase (decrease) in income taxes resulting from:
State income taxes	(3,033)
Change in deferred tax asset valuation allowance	31,438
Income Tax Expense	$—